Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	CCC INTELLIGENT SOLUTIONS HOLDINGS INC.
Entity Central Index Key	0001818201
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 2 to Form S-1 (the “Post-Effective Amendment”) is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Registration Statement on Form S-1 (Registration Statement No. 333-259142) (the “Registration Statement”), which was declared effective on September 8, 2021 to include information contained in the registrant’s (i) Quarterly Report on Form 10-Q for the three months ended March 31, 2022, which was filed with the SEC on May 6, 2022, (ii) Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 1, 2022, (iii) Proxy Statement for the fiscal year ended December 31, 2021, which was filed with the SEC on April 14, 2022 and (iv) to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.